NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2023
Notes Receivable
NOTES RECEIVABLE

7. NOTES RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/Recovery	Repayments	Balance December 31, 2023
Note 1(1)	2023-12-15	0%	$190,396	$-	$-	$(101,351)	$(63,838)	$-
Note 2(1)	2024-09-22	5%	1,003,682	-	-	-	-	-
Total			$1,194,078	$-	$-	$(101,351)	$(63,838)	$-

	Maturity Date	Rate	Principal	Interest	Accretion	(Impairment)/Recovery	Repayments	Balance December 31, 2022
Note 1(1)	2023-03-31	0%	$190,396	$-	$12,764	$-	$(33,860)	$169,300
Note 2(1)	2024-09-22	5%	1,003,682	48,992	27,971	(1,080,645)	-	-
Note 3	2022-04-26	8%	-	37,177	-	771,260	(808,437)	-
Total			$1,194,078	$86,169	$40,735	$(309,385)	$(842,297)	$169,300

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

Note 1 was issued on April 4, 2021, is non-interest bearing and is secured by intellectual property. This note is measured at fair value through profit or loss with an initial maturity date of October 31, 2022. During the year ended December 31, 2022 the parties agreed on an amended maturity date of January 31, 2023. During the year ended December 31, 2023 the parties agreed to extend the maturity date to December 15, 2023. As the borrower has not repaid the loan it was impaired to $nil.

Note 2 was issued on September 9, 2021, bears interest at 5%, is unsecured, and contains a conversion feature upon sale of the recipient. This note is measured at fair value through profit or loss. Management has determined that it is unlikely that the loan will be repaid and the loan was impaired to $nil during the year ended December 31, 2022.

Note 3 was issued on November 17, 2021 bearing interest at 8% and was due April 26, 2022. At December 31, 2021, management determined that it was unlikely that the loan would be repaid and the loan was written down to $nil. During the year ended December 31, 2022, the parties agreed on a repayment plan, with the loan and interest being repaid in the amount of $808,437.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars